Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under All Non-cancelable Capital and Operating Leases

Aggregate future minimum rental payments under all non-cancelable capital and operating leases are as follows:

	Operating Leases		Capital Leases
	December 31,		December 31,
	2018	2017	2018	2017
2019	$916	$46	$733	$772
2020	857	15	733	772
2021	727	—	733	772
2022	589	—	733	772
2023	510	—	183	579
Thereafter	1,372	—	—	—

	$4,971	$61	$3,115	$3,667